Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Aging Analysis of Performing Loans in Arrears (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Not later than one month [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	99.90%	99.90%
Not later than one month [member] | Commercial loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	99.90%	100.00%
Not later than one month [member] | Commercial loans comparable to consumer [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	99.80%	99.80%
Not later than one month [member] | Consumer loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	100.00%	100.00%
Later than one month and not later than three months [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.10%	0.10%
Later than one month and not later than three months [member] | Commercial loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.10%	0.00%
Later than one month and not later than three months [member] | Commercial loans comparable to consumer [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.20%	0.20%
Later than one month and not later than three months [member] | Consumer loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than three months and not later than six months [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than three months and not later than six months [member] | Commercial loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than three months and not later than six months [member] | Commercial loans comparable to consumer [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than three months and not later than six months [member] | Consumer loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than six months and not later than one year [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than six months and not later than one year [member] | Commercial loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than six months and not later than one year [member] | Commercial loans comparable to consumer [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than six months and not later than one year [member] | Consumer loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than one year [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than one year [member] | Commercial loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than one year [member] | Commercial loans comparable to consumer [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than one year [member] | Consumer loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%